Leases - Cottonwood Sale Leaseback Agreement (FY) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Fixed lease payments per year	$ 40.0
Sale leaseback transaction, depreciation expense	$ 22.7